CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]		Additional Paid-In Capital [Member]		Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
BALANCE at Dec. 31, 2007	$ 15,008		$ 133,547,671		$ (94,029,249)	$ 0	$ 39,533,430
BALANCE (in shares) at Dec. 31, 2007	1,500,767
Stock options issued to consultants for services			92,501		0	0	92,501
Share-based compensation expense related to employee options			888,546		0	0	888,546
Share-based compensation related to restricted stock			414,491		0	0	414,491
Issuance of warrants for draws under line of credit			44,366		0	0	44,366
Net loss			0		(11,290,907)	0	(11,290,907)
BALANCE at Dec. 31, 2008	15,008		134,987,575		(105,320,156)	0	29,682,427
BALANCE (in shares) at Dec. 31, 2008	1,500,767
Stock options issued to consultants for services			54,181		0		54,181
Share-based compensation expense related to employee options			552,608		0	0	552,608
Share-based compensation related to restricted stock			655,237		0	0	655,237
Round up for fractional shares due to the reverse stock split	1		(1)		0	0	0
Round up for fractional shares due to the reverse stock split (in shares)	96
Registrations costs			(434,836)		0	0	(434,836)
Sale of stock net of expenses	7,326		2,824,146		0	0	2,831,472
Sale of stock net of expenses (in shares)	732,627
Registration costs			(434,836)		0	0	(434,836)
Issuance of restricted stock	47		233		0	0	280
Issuance of restricted stock (in shares)	4,667
Change in cumulative translation adjustment			0		0	101,235	101,235
Net loss			0		(10,520,775)	0	(10,520,775)
BALANCE at Dec. 31, 2009	22,382	[1]	138,639,143	[1]	(115,840,931)	101,235	22,921,829
BALANCE (in shares) at Dec. 31, 2009	2,238,157	[1]					2,238,157
Stock options issued to consultants for services			102,532		0		102,532
Share-based compensation expense related to employee options			375,772		0	0	375,772
Share-based compensation related to restricted stock			206,128		0	0	206,128
Round up for fractional shares due to the reverse stock split	4		(4)		0	0	0
Round up for fractional shares due to the reverse stock split (in shares)	480
Issuance of common stock in connection with a public offering	5,340		3,198,660		0	0	3,204,000
Issuance of common stock in connection with a public offering (in shares)	534,000
Registration costs in connection with a public offering			(743,166)		0	0	(743,166)
Registrations costs			(10,987)		0	0	(10,987)
Registration costs			(10,987)		0	0	(10,987)
Issuance of stock in connection with an option exchange program	221		288,490		0	0	288,711
Issuance of stock in connection with an option exchange program (in shares)	22,063
Issuance of stock in connection with payment of board director fees	490		280,033		0	0	280,523
Issuance of stock in connection with payment of board director fees (in shares)	49,049
Issuance of warrants related to debt financing			769,754		0	0	769,754
Change in cumulative translation adjustment			0		0	6,434	6,434
Net loss			0		(8,723,189)	0	(8,723,189)
BALANCE at Dec. 31, 2010	$ 28,437	[1]	$ 143,106,355	[1]	$ (124,564,120)	$ 107,669	$ 18,678,341
BALANCE (in shares) at Dec. 31, 2010	2,843,749	[1]					2,238,157

[1]	Adjusted to reflect the reverse stock split of 1-for-7 effective January 26, 2009 and to reflect the reverse stock split of 1-for-6 effective February 3, 2010.